UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alfred J. Giuffrida
Title:     Managing Director
Phone:     415-986-7733

Signature, Place, and Date of Signing:

/s/Alfred J. Giuffrida
------------------------------------------------------------------
Alfred J. Giuffrida  San Francisco, California    October 24, 2000

Report Type (Check only one.):

                 [ X]        13F HOLDINGS REPORT.

                 [  ]        13F NOTICE.

                 [  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Incuded Managers:  1

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:   $12,717,130


List of Other Included Managers:
 No.    13F File Number      Name
---     ---------------      ----
 1        801-36232          Horsley Bridge Partners LLC

(1) The Other Included Managers include entities in which there is an overlap in the ownership and/or management of such entity with the filer. There is no parent/subsidiary relationship; however, one or more of the owners or managers of the filer may share investment discretion over Section
    13(f) securities over which the Other Included Managers have investment discretion. The number of the Other Included Manager listed in Column 7 in the table included indicates the entity that formally has sole investment discretion over the applicable Section 13(f) securities. The filing entity disclaims having investment discretion over the Section 13(f) securities over which the Other Included Managers have investment discretion.

                                                              FORM 13F INFORMATION TABLE

                                                                                     Item 6
                                                                               Investment Discretion
                                                                               ----------------------
                                                  Item 4        Item 5              (b) Shared            Item 7       Item 8
                              Item 2    Item 3    Fair          Shares or           As Defined           Managers   Voting Authority
Item 1                        Title of  CUSIP     Market        Principal               In    (c) Shared-  See      ----------------
Name of Issuer                Class     Number    Value         Amount    (a) Sole   Instr. v    Other   Instr. v  Sole  Shared None
----------------------------- ---------------- ---------        --------  --------- ---------- --------- --------  ----  ------ ----

Be Free, Inc.                 COM       073308108  $   425,000    100,000 SOLE                                       100,000
CNET Networks, Inc.           COM       12613R104  $ 3,191,081    131,000 SOLE                                       131,000
NorthPoint Communications
Group, Inc.                   COM       666610100  $ 2,182,682    245,936 SOLE                                       245,936
Rhythms NetConnections, Inc.  COM       762430205  $ 6,057,921    821,413 SOLE                       1               821,413
Sonus Pharmaceuticals, Inc.   COM       835692104  $   860,446    239,425 SOLE                                       239,425

Column Totals                                      $12,717,130
